Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Vacasa Holdings LLC
Fair Value Measurements

Note 4 — Fair Value Measurements

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	As of September 30,2021
	Level 1	Level 2	Level 3	Total

Liabilities
Contingent consideration	$—	$—	$35,926	$35,926
Warrant derivative liabilities (Note 10)	—	—	16,833	16,833

	As of December 31,2020
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$7,681	$7,681
Warrant derivative liabilities (Note 10)	—	—	6,516	6,516

The carrying amounts of certain financial instruments, including cash equivalents, restricted cash, accounts receivable, and accounts payable, approximate fair value due to their short-term maturities and are excluded from the fair value tables above.

Level 3 instruments consist of contingent consideration obligations related to acquired businesses and the Company’s common unit and Series A preferred unit warrant derivative liabilities.

The contingent consideration obligations are recorded in accrued expenses and other current liabilities and other long-term liabilities on the condensed consolidated balance sheets. The fair value of the contingent consideration is estimated utilizing an income approach and based on the Company’s expectation of achieving the contractually defined homeowner contract conversion and retention targets at the acquisition date. The Company assesses the fair value of these obligations at each reporting date thereafter with any changes reflected as gains and losses in General and administrative expenses in the condensed consolidated statements of operations. The charges for changes in fair value of the contingent consideration were not material for the three and nine months ended September 30, 2021 and 2020, respectively.

Certain of the Company’s common unit and Series A preferred unit warrants are classified outside of permanent equity as warrant derivative liabilities recorded in Accrued expenses and other current liabilities on the condensed consolidated balance sheets. The warrant derivative liabilities are measured at fair value upon issuance and each reporting period thereafter. See further considerations of the warrants classified outside of permanent equity at Note 10  — Redeemable Convertible Preferred Units and Equity. Inputs used to determine the estimated fair value of the warrant derivative liabilities at each reporting period included remaining contractual term of the warrants, the risk-free interest rate, the volatility of comparable companies over the remaining term, and the fair value of the underlying units. The significant unobservable input used in the fair value measurement was the fair values of the underlying equity units.

During the third quarter of 2020, the Company’s Series A preferred unit warrants were cashless exercised and the Company reclassified the warrant derivative liability of $4.1 million to Redeemable convertible preferred units in the condensed consolidated balance sheets. The amount reclassified to redeemable convertible preferred units represented the fair value of the exercised Series A preferred unit warrants at the exercise date. See more information at Note 10 — Redeemable Convertible Preferred Units and Equity.

A reconciliation of the common unit and Series A preferred unit warrant derivative liabilities measured and recorded at fair value on a recurring basis using significant unobservable inputs is as follows (in thousands):

	Nine Months Ended September 30,	Year Ended December 31,
	2021	2020

Balance, beginning of period	$6,516	$3,950
Change in fair value of warrant derivative liabilities included in earnings	10,317	6,637
Fair value of the warrants exercised during the period	—	(4,071)
Balance, end of period	$16,833	$6,516

Note 4 — Fair Value Measurements

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$7,681	$7,681
Warrant derivative liabilities (Note 11)	—	—	6,516	6,516

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$10,422	$10,422
Warrant derivative liabilities (Note 11)	—	—	$3,950	$3,950

The carrying amounts of certain financial instruments, including cash equivalents, restricted cash, accounts receivable, and accounts payable, approximate fair value due to their short-term maturities and are excluded from the fair value tables above.

Level 3 instruments consist of contingent consideration obligations related to companies acquired businesses and the Company’s common unit and Series A preferred unit warrant derivative liabilities.

The contingent consideration obligations are record in accrued expenses and other current liabilities and other long-term liabilities on the consolidated balance sheets. The fair value of the contingent consideration is estimated utilizing an income approach and based on the Company’s expectation of achieving the contractually defined homeowner contract conversion and retention targets at the acquisition date. The Company assesses the fair value of these obligations at each reporting date thereafter with any changes reflected as gains and losses in General and administrative expenses in the consolidated statements of operations. The charges for changes in fair value of the contingent consideration were not material for the years ended December 31, 2020 and 2019, respectively.

Certain of the Company’s common unit and Series A preferred unit warrants are classified outside of permanent equity as warrant derivative liabilities recorded in Accrued expenses and other current liabilities on the consolidated balance sheets. The warrant derivative liabilities are measured at fair value upon issuance and each reporting period thereafter. See further considerations of the warrants classified outside of permanent equity at Note 11 — Redeemable Convertible Preferred Units and Equity. Inputs used to determine the estimated fair value of the warrant derivative liabilities at each reporting period included remaining contractual term of the warrants, the risk-free interest rate, the volatility of comparable companies over the remaining term, and the fair value of the underlying units. The significant unobservable input used in the fair value measurement was the fair values of the underlying equity units.

During the third quarter of 2020, the Company’s Series A preferred unit warrants were cashless exercised and the Company reclassified the warrant derivative liability of $4.1 million to Redeemable convertible preferred units in the consolidated balance sheets. The amount reclassified to redeemable convertible preferred units represented the fair value of the exercised Series A preferred unit warrants at the exercise date. See more information at Note 11 — Redeemable Convertible Preferred Units and Equity.

A reconciliation of the common unit and Series A preferred unit warrant derivative liabilities measured and recorded at fair value on a recurring basis using significant unobservable inputs is as follows (in thousands):

	Year ended December 31,
	2020	2019
Balance, beginning of period	$3,950	$883
Warrant derivative liabilities recorded upon extinguishment of debt	—	2,136
Change in fair value of warrant derivative liabilities included in earnings	6,637	931
Fair value of the warrants exercised during the period	(4,071)	—
Balance, end of period	$6,516	$3,950

Redeemable Convertible Preferred Units

The Company’s redeemable convertible preferred units are probable of becoming redeemable in the future and are recorded at their maximum redemption amount, which is the greater of the original preferred unit issue price plus an amount equal to the preferred unpaid return or the then-current fair value, at each balance sheet date. The fair value of the redeemable convertible preferred units as of December 31, 2020 and 2019 were estimated based on valuation methodologies which utilize certain assumptions, including probability weighting of events, recent sales of units to external investors, volatility, time to liquidity, a risk-free interest rate, and an assumption for a discount for lack of marketability, where applicable. For more information, see Note 11 — Redeemable Convertible Preferred Units and Equity.